Subsequent Events - Additional Information (Detail) ₺ in Thousands, € in Millions, $ in Millions					12 Months Ended
	Mar. 23, 2020 EUR (€)	Mar. 23, 2020 USD ($)	Feb. 28, 2020 TRY (₺)	Jan. 14, 2020	Dec. 31, 2019
Major business combination [member]
Disclosure of non-adjusting events after reporting period [line items]
Payments of principal	€ 148.4	$ 166.7
Nonadjusting Events [member] | Lifecell Dijital Servisler ve cozumler A S [Member]
Disclosure of non-adjusting events after reporting period [line items]
Ownership percentage			100.00%
Consideration transferred			₺ 100
Inteltek [member]
Disclosure of non-adjusting events after reporting period [line items]
Percentage Ownership By Affiliates					55.00%
Inteltek [member] | Major business combination [member]
Disclosure of non-adjusting events after reporting period [line items]
Percentage Ownership By Affiliates				55.00%